Commitments	12 Months Ended
Dec. 31, 2019
Commitments
Commitments

30. Commitments

At balance sheet date, there were no commitments signed for the acquisition of property, plant and equipment. In February 2019, the Company entered into a global collaboration and license agreement with Halozyme Therapeutics, Inc. Under the terms of the agreement, the Company will pay $10.0 million per target for future target nominations and potential future payments of up to $160.0 million per selected target subject to achievement of specified development, regulatory and sales-based milestones and up to $40.0 million subject to the achievement of additional, specified sales-based milestones. This amount represents the maximum amount that would be paid if all milestones would be achieved but excludes variable royalty payments based on unit sales. For the year ended December 31, 2019, the Company exercised the option to nominate an additional target (triggering a $10 million development milestone payment) and initiated a Phase 1 clinical trial using Halozyme's proprietary ENHANZE® drug delivery technology (triggering a $5 million development milestone payment).

The Company’s manufacturing commitments with its drug substance manufacturing contractor Lonza relate to the ongoing execution of the BLA services for efgartigimod and the ongoing manufacturing activities related to the start-up of Lonza Singapore as a potential future commercial manufacturing site. In December 2018, the Company signed its first commercial supply agreement with Lonza related to the reservation of commercial drug substance supply capacity for efgartigimod. The total commitment under this commercial supply agreement amounts to a minimum commitment of £25.3 million over a period of five years starting from 2020. In the aggregate, the Company has outstanding commitments for efgartigimod of approximately €53.4 million. In addition, the Company also has contractual obligations for cusatuzumab of approximately €34.4 million and for ARGX-117 of approximately €3.6 million.